Vanguard Inflation-Protected Securities Fund

Supplement Dated May 11, 2026, to the Prospectus and Summary Prospectus Dated April 28, 2026

Important Change to Vanguard Inflation-Protected Securities Fund (the “Fund”)

Effective today, John Madziyire no longer serves as a co-portfolio manager of Vanguard Inflation-Protected Securities Fund.

All references to Mr. Madziyire in the Prospectus and Summary Prospectus are hereby removed. Brian Quigley remains as the sole portfolio manager of the Fund. The Fund’s investment objective, strategies, and policies remain unchanged.

© 2026 The Vanguard Group, Inc. All rights reserved.	PS 119A 052026
Vanguard Marketing Corporation, Distributor.

Vanguard Bond Index Funds (the “Trust”)

Supplement Dated May 11, 2026, to the Statement of Additional Information Dated April 28, 2026
Effective today, John Madziyire no longer serves as a co-portfolio manager of Vanguard Inflation-Protected Securities Fund (the “Fund”).
All references to Mr. Madziyire in the Statement of Additional Information are hereby removed. Brian Quigley remains as the sole portfolio manager of the Fund. The Fund’s investment objective, strategies, and policies remain unchanged.
© 2026 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.
SAI 084B 052026